Share Capital (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 15, 2024	Jul. 15, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Share Capital
Proceeds from stock options exercised				$ 3,300	$ 600	$ 7,500	$ 6,000
Payments to satisfy employee tax withholding net share settlements						$ 6,745	$ 4,886
PSU and RSU
Share Capital
Employee tax withholding for net share settlements				0	0	73,588	63,330
Payments to satisfy employee tax withholding net share settlements				$ 0	$ 0	$ 6,700	$ 4,900
2022 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)		25 months
Stock issued during period, shares, new issues (in shares)			0
2024 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)	25 months
Stock issued during period, shares, new issues (in shares)	0